REVENUE AND COST OF SALES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentrate sales	$ 11,208,000	$ 15,304,000	$ 31,417,000
Provisional pricing adjustments	20,000	718,000	329,000
Total Revenue	$ 11,228,000	$ 16,022,000	$ 31,746,000